Supplemental Cash Flow Information - Summary of Reconciliation of Liabilities Arising from Financing Activities (Details) - Long-term borrowings [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accretion of bond discount
Long-term debt, opening balance	$ 708	$ 919
Net repayment of long-term debt	(166)	(233)
Effect of changes in foreign exchange rates	4	(1)
Amortization and derecognition of deferred transaction costs	20	13
Accretion and derecognition of the 2027 Notes discount	26	12
Deferred transaction costs	(10)	(2)
Long-term debt, closing balance	$ 582	$ 708